Intangible assets, net	12 Months Ended
May 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 6 – Intangible assets, net

Intangible assets consisted of the following:

	May 31, 2022	May 31, 2021

Software	$98,580	$89,647
Less: accumulated amortization	(22,753)	(5,197)
Intangible assets, net	$75,827	$84,450

Amortization expense charged to operations for the year ended May 31, 2022 and the period from August 11, 2020 (inception) through May 31, 2021 was $18,425 and $5,197, respectively.

The expected annual amortization expense for each of the five succeeding fiscal years is as follows:

Year ending May 31,	Amortization Expense

2023	$19,716
2024	19,716
2025	19,716
2026	16,679
Thereafter	-
Total	$75,827